Cover	May 18, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 18, 2023
Entity File Number	000-51229
Entity Registrant Name	MANUFACTURED HOUSING PROPERTIES INC.
Entity Central Index Key	0001277998
Entity Tax Identification Number	51-0482104
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	136 Main Street
Entity Address, City or Town	Pineville
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28134
City Area Code	980
Local Phone Number	273-1702
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false